Retirement Plans	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Retirement Plans
NOTE 14 - RETIREMENT PLANS
The Company sponsors a savings and retirement 401(k) plan, which covers all employees who meet certain eligibility requirements and who choose to participate in the plan. The matching contribution to the 401(k) plan was $1,258, $1,226 and $1,074 in 2021, 2020 and 2019, respectively. The Company’s matching contribution is 100% of an employee’s first three percent contributed and 50% of the next two percent contributed.
The Company
also sponsors a pension plan which is a noncontributory defined benefit retirement plan for all employees who have attained the age of

20 1/2
, completed
six
months
of service and work
1,000
or more hours per year. Annual payments, subject to the maximum amount deductible for federal income tax purposes, are made to a pension trust fund. In 2006, the Company amended the pension plan to provide that no employee could be added as a participant to the pension plan after December 31, 2006. In April 2014, the Company amended the pension plan again to provide that no
additional benefits would accrue beyond April
30
,
2014
.
In October 2015, the Company, on behalf of it and its subsidiaries, entered into Pension Shortfall Agreements (the “Shortfall Agreements”) with ten employees of Civista. When the Company ceased accruals to its defined benefit pension plan on April 30, 2014, the circumstances of some participants with limited periods until their anticipated retirement dates would not permit them to use other available alternatives to make up for the shortfall in their expected pension. The Company calculated the total amount of the shortfall for each of the referenced individuals after considering its contributions to other retirement benefits. Pension shortfall expense was $130 in 2021, $130 in 2020 and $161 in 2019. Included in pension shortfall expense was interest expense, totaling $9, $9 and $20 in 2021, 2020 and 2019, respectively, which was also recorded in and credited to the accounts of the ten individuals covered by this plan.
Information about the pension plan is as follows:

	2021	2020
Change in benefit obligation:

Beginning benefit obligation	$16,656	$15,570
Service cost	—	—
Interest cost	378	484
Curtailment gain	—	—
Settlement loss	—	—
Actuarial (gain)/loss	(921)	1,898
Benefits paid	(711)	(1,296)
Settlement payments	(18)	—

Ending benefit obligation	15,384	16,656

Change in plan assets, at fair value:
Beginning plan assets	15,257	15,183
Actual return	574	1,370
Employer contribution	—	—
Benefits paid	(711)	(1,296)
Settlement payments	—	—
Administrative expenses	—	—

Ending plan assets	15,120	15,257

Funded status at end of year	$(264)	$(1,399)

Amounts recognized in accumulated other comprehensive income (loss) at December 31, consist of unrecognized actuarial loss of $5,855, net of $1,556 tax in 2021 and $6,828, net of $1,815 tax in 2020.
The accumulated benefit obligation for the defined benefit pension plan was $15,384 at December 31, 2021 and $16,656 at December 31,
2020.
The components of net periodic pension expense were as follows:

	2021	2020	2019
Service cost	$—	$—	$—
Interest cost	378	484	479
Expected return on plan assets	(574)	(748)	(811)
Net amortization and deferral	240	289	156

Net periodic pension cost (benefit)	44	25	(176)

Additional loss due to settlement	—	—	0

Total pension cost (benefit)	$44	$25	$(176)

Net loss (gain) recognized in other comprehensive income	$(854)	$986	$2,798
Total recognized in net periodic benefit cost and other comprehensive loss (before tax)	$(810)	$1,011	$2,622
The components of net periodic benefit cost other than the service cost component are included in the line item “other operating expenses” in the Consolidated Statement of Operations.
The estimated net loss for the defined benefit pension plan that will be amortized from accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year is $240. The Company incurred settlement costs in 2021, 2020 and 2019 of $(18), $0 and $0, respectively.

The weighted average assumptions used to determine benefit obligations at year-end were as follows:

	2021	2020	2019
Discount rate on benefit obligation	2.74%	2.39%	3.13%
Long-term rate of return on plan assets	3.84%	4.44%	4.96%
Rate of compensation increase	0.00%	0.00%	0.00%
The weighted average assumptions used to determine net periodic pension cost were as follows:

	2021	2020	2019
Discount rate on benefit obligation	2.39%	3.13%	4.14%
Long-term rate of return on plan assets	4.44%	4.96%	7.00%
Rate of compensation increase	0.00%	0.00%	0.00%
The Company uses long-term market rates to determine the discount rate on the benefit obligation. Declines in the discount rate lead to increases in the actuarial loss related to the benefit obligation.
The expectation for long-term rate of return on the pension assets and the expected rate of compensation increases are reviewed periodically by management in consultation with outside actuaries and primary investment consultants. Factors considered in setting and adjusting these rates are historic and projected rates of return on the portfolio and historic and estimated rates of increases of compensation. Since the pension plan is frozen, the rate of compensation increase used to determine the benefit obligation for 2021, 2020 and 2019 was zero.
The Company’s pension plan asset allocation at year-end 2021 and 2020 and target allocation for 2022 by asset category are as follows:

	Target Allocation	Percentage of Plan Assets at Year-end
Asset Category	2022	2021	2020
Equity securities	0-30%	20.0%	20.0%
Debt securities	70-100	80.0	80.0

Total		100.0%	100.0%

The Company developed the pension plan investment policies and strategies for plan assets with its pension management firm. The assets are currently invested in seven diversified investment funds, which include four equity funds and three bond funds. The long-term guidelines from above were created to maximize the return on portfolio assets while reducing the risk of the portfolio. The management firm may allocate assets among the separate accounts within the established long-term guidelines. Transfers among these accounts will be at the management firm’s discretion based on their investment outlook and the investment strategies that are outlined at periodic meetings with the Company. The expected long-term rate of return on the plan assets was 3.84% in 2021 and 4.44% in 2020. This return is based on the expected return for each of the asset categories, weighted based on the target allocation for each class.
The Company
does not expect to make any contribution to its pension plan in 2022. Employer contributions totaled $0 in 2021 and 2020. A decrease in the benefit obligations and actuarial gains led to a decrease in the deficit from $1,399 at December 31, 2020 to a deficit of $264 at December 31, 2021.
Common/Collective Trust Funds
Valued at the daily NAV as reported by the funds. These funds are not traded in an active market or exchange, and the NAV per unit is calculated by dividing the net assets of the fund by the number of units outstanding, which includes observable inputs. The method described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation method is appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient are not required to be categorized in the fair value hierarchy tables.
Fair Value of Investments in Entities That Use NAV
The following table summarizes investments measured at fair value based on NAV per share as of December 31, 2021 and 2020, respectively:

December 31, 2021	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Common/collective trust funds	$15,120	N/A	Daily	Daily

December 31, 2020	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Common/collective trust funds	$15,257	N/A	Daily	Daily
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Pension Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
Expected benefit payments, which reflect expected future service, are as follows:

2022	$246
2023	288
2024	327
2025	391
2026	491
2027 through 2031	3,100

Total	$4,843

Supplemental Retirement Plan
Civista established a supplemental retirement plan (“SERP”) in 2013, which covers key members of management. Under the SERP, participants will receive annually, following retirement, a percentage of their base compensations at the time of their retirement for a maximum of ten years. The SERP liability recorded at December 31, 2021, was $3,334, compared to $3,097 at December 31, 2020. The expense related to the SERP was $404, $429 and $394 for 2021, 2020 and 2019, respectively. Distributions to participants made in 2021, 2020 and 2019 totaled $167, $168, and $128, respectively.